S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 16, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	certain of our officers and directors currently serve as directors, officers, or advisors of other companies and, in such capacities have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. As a result, there may be potential material conflicts of interest between our sponsor and members of our management team on one hand, and purchasers in this offering on the other.